Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Other Accrued Liabilities

	December 31, 2015	December 31, 2014
Compensation and other employee-related costs	$109	$109
Employee separation costs(1)	76	12
Accrued litigation(2)	11	7
Environmental remediation(2)	68	69
Income taxes	32	—
Customer rebates	53	59
Deferred revenue	20	28
Accrued interest	21	—
Miscellaneous(3)	64	68
Total	$454	$352

(1)
See Note 6 for further information.

(2)
See Note 19 for further discussion of environmental remediation and accrued litigation.

(3)
Miscellaneous primarily includes accrued utility expenses, property taxes, an accrued indemnification liability and other miscellaneous expenses.